Share Capital - Additional Information (Details) - KZT (₸) ₸ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Dividends declared	₸ 161,514	₸ 161,514	₸ 161,514	₸ 161,514	₸ 0	₸ 646,056